Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Tax
Schedule of deferred tax assets and liabilities
	2023	2022
	US$	US$

Deferred tax assets recognized	-	75,070
Deferred tax liabilities recognized	296,000	238,070
Net deferred tax liabilities	296,000	163,000

Schedule of deferred tax liabilities

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	2023	2022
	US$	US$

Balance as at beginning of financial year	163,000	155,000

Movements in deferred tax liabilities	133,000	8,000
Balance as at end of financial year	296,000	163,000